Pensions and Other Post Employment Benefit Plans - Schedule of Quantitative Sensitivity Analysis for Significant Assumptions (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Decrease/(increase) from actual defined benefit obligation	SFr 1,300	SFr 1,900
Discount Rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumptions, increase	0.25%	0.25%
Potential defined benefit obligation	SFr (15,466)	SFr (13,226)
Decrease/(increase) from actual defined benefit obligation	SFr 532	SFr 490
Assumptions, decrease	(0.25%)	(0.25%)
Potential defined benefit obligation	SFr (16,597)	SFr (14,236)
Decrease / (increase) from actual defined benefit obligation	SFr (599)	SFr (521)
Future Salary Increase
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumptions, increase	0.50%	0.50%
Potential defined benefit obligation	SFr (16,129)	SFr (13,828)
Decrease/(increase) from actual defined benefit obligation	SFr (131)	SFr (112)
Assumptions, decrease	(0.50%)	(0.50%)
Potential defined benefit obligation	SFr (15,872)	SFr (13,607)
Decrease / (increase) from actual defined benefit obligation	SFr 126	SFr 108
Mortality Assumptions
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumptions, period increase	1 year	1 year
Potential defined benefit obligation	SFr (16,153)	SFr (13,844)
Decrease/(increase) from actual defined benefit obligation	SFr (155)	SFr (129)
Assumptions, period decrease	1 year	1 year
Potential defined benefit obligation	SFr (15,844)	SFr (13,589)
Decrease / (increase) from actual defined benefit obligation	SFr 154	SFr 126